Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MANAGERS AMG FUNDS
Prospectus Date	rr_ProspectusDate	Apr. 29, 2013
Yacktman Focused Fund - Service & Institutional Class | Yacktman Focused Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Yacktman Focused Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Yacktman Focused Fund’s (the “ Fund”) investment objective is to seek long-term capital appreciation and, to a lesser extent, current income.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The tables below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund had a portfolio turnover rate of 3% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	3.00%
Expenses Other Expenses Had Extraordinary Expenses Been Included [Text]	rr_ExpensesOtherExpensesHadExtraordinaryExpensesBeenIncluded	Other Expenses do not include extraordinary expenses as determined under generally accepted accounting principles. If extraordinary expenses had been included, Other Expenses would have been 1.25% and 1.07%, respectively.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	“Other Expenses” have been adjusted as necessary from amounts incurred during the Predecessor Yacktman Focused Fund's (as defined below) most recent fiscal period to reflect current fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXPENSE EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests primarily in domestic equity securities. The Fund, however, also may invest in foreign equity securities and debt securities.

The Fund may invest up to 20% of its assets in foreign equity securities. This 20% limit does not apply to investments in the form of American Depositary Receipts (ADRs). The Fund’s investments in equity securities may include common stocks, preferred stocks, convertible preferred stocks, warrants, options and ADRs. Some, but not all, of the equity securities will pay a dividend.

The Fund’s investments in debt securities may include U.S. Treasury notes and bonds, investment grade corporate debt securities, convertible debt securities and debt securities below investment grade (high yield or junk bonds). The Fund may invest up to 20% of its assets in such debt securities, including junk bonds, in any proportion provided that the total invested does not exceed the 20% threshold.

At times, depending on market and other conditions, and in the sole discretion of the Fund’s subadvisor, Yacktman Asset Management LP (“Yacktman” or the “Subadvisor”), the Fund may invest a substantial portion of its assets in a small number of issuers, business sectors or industries. Generally, the Fund will hold between approximately 15-45 securities.

		The Subadvisor employs a disciplined investment strategy. The Fund invests in securities of any size company at levels the Subadvisor believes offer an attractive forward rate of return. The Fund is non-diversified. When the Subadvisor purchases stocks, it generally searches for companies that it believes possess one or more of the following three attributes: (1) good business; (2) shareholder-oriented management; or (3) low purchase price. The Fund generally sells companies that no longer meet its investment criteria, or if better investment opportunities are available.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	There is the risk that you may lose money on your investment. All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Below are some of the risks of investing in the Fund.

Credit Risk— the issuer of bonds or other debt securities may not be able to meet interest or principal payments when the bonds come due.

Currency Risk—fluctuations in exchange rates may affect the total loss or gain on a non-U.S. dollar investment when converted back to U.S. dollars.

Foreign Securities Risk—securities or other investments of foreign issuers involve additional risks (such as risks arising from less frequent trading, changes in political or social conditions, and less publicly available information about non-U.S. issuers) that differ from those associated with investing in securities of U.S. issuers and may result in greater price volatility.

High Yield Risk—below-investment grade debt securities and unrated securities of similar credit quality (commonly known as “junk bonds” or “high yield securities”) may be subject to greater levels of interest rate, credit, and liquidity risk.

Interest Rate Risk—fixed-coupon payments (cash flows) of bonds and debt securities may become less competitive with the market in periods of rising interest rates and cause bond prices to decline.

Large-Capitalization Stock Risk—the stocks of large-capitalization companies are generally more mature and may not be able to reach the same levels of growth as the stocks of small- or mid-capitalization companies.

Market Risk—market prices of securities held by the Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political, or market conditions. Equity investments generally have greater volatility than fixed income investments.

Non-Diversified Fund Risk—the Fund is non-diversified and therefore a greater percentage of holdings may be concentrated in a small number of issuers or a single issuer, such as a corporate or government entity, which can place the Fund at greater risk.

Sector Risk—companies or issuers that are in similar industry sectors may be similarly affected by particular economic or market events; to the extent the Fund has substantial holdings within a particular sector, the risks associated with that sector increase. Stocks in the consumer staples sector currently, and may in the future, comprise a significant portion of the Fund’s portfolio. The consumer staples industries may be significantly affected by demographic and product trends, competitive pricing, food fads, marketing campaigns, environmental factors, and government regulation, as well as the performance of the overall economy, interest rates, and consumer confidence.

Small- and Mid-Capitalization Stock Risk—the stocks of small- and mid-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.

		Value Stock Risk—value stocks may perform differently from the market as a whole and may be undervalued by the market for a long period of time.
Risk Lose Money [Text]	rr_RiskLoseMoney	There is the risk that you may lose money on your investment.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversified Fund Risk—the Fund is non-diversified and therefore a greater percentage of holdings may be concentrated in a small number of issuers or a single issuer, such as a corporate or government entity, which can place the Fund at greater risk.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following performance information illustrates the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's performance compares to that of a broad based securities market index. As always, past performance of the Fund (before and after taxes) is not an indication of how the Fund will perform in the future.

The performance information shown for the Fund’s Service Class shares includes historical performance of the Fund for periods prior to June 29, 2012, which was the date the Fund was reorganized from The Yacktman Focused Fund to the Fund. Because the Fund's Institutional Class shares have not operated for a full calendar year, performance history for this share class is not available. Institutional Class shares would have similar annual returns as Service Class shares because both classes are invested in the same portfolio of securities. However, Institutional Class shares are subject to different expenses than Service Class shares, and Institutional Class share performance would vary to that extent.

		To obtain updated performance information please visit www.managersinvest.com or call 800.835.3879.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information illustrates the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's performance compares to that of a broad based securities market index.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund's Institutional Class shares have not operated for a full calendar year, performance history for this share class is not available.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.835.3879
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.managersinvest.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As always, past performance of the Fund (before and after taxes) is not an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of 12/31/12 (Service Class)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: 36.91% (2nd Quarter 2009) Worst Quarter: -18.84% (4th Quarter 2008)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of 12/31/12
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Service Class shares only, and after-tax returns for the Institutional Class will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The Fund's returns after taxes on distributions and sale of Fund shares may be higher than its returns after taxes on distributions because they include a tax benefit resulting from the capital losses that would have been incurred.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Service Class shares only, and after-tax returns for the Institutional Class will vary. The Fund's returns after taxes on distributions and sale of Fund shares may be higher than its returns after taxes on distributions because they include a tax benefit resulting from the capital losses that would have been incurred.
Yacktman Focused Fund - Service & Institutional Class | Yacktman Focused Fund | Service Class
Risk/Return:	rr_RiskReturnAbstract
Redemption/Exchange Fee (as a percentage of the amount redeemed, if applicable,)	rr_RedemptionFeeOverRedemption	2.00%	[1]
Management Fee	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.24%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.25%	[3]
1 Year	rr_ExpenseExampleYear01	127
3 Years	rr_ExpenseExampleYear03	397
5 Years	rr_ExpenseExampleYear05	686
10 Years	rr_ExpenseExampleYear10	1,511
2003	rr_AnnualReturn2003	31.79%
2004	rr_AnnualReturn2004	9.96%
2005	rr_AnnualReturn2005	(1.83%)
2006	rr_AnnualReturn2006	16.13%
2007	rr_AnnualReturn2007	3.46%
2008	rr_AnnualReturn2008	(23.48%)
2009	rr_AnnualReturn2009	62.76%
2010	rr_AnnualReturn2010	11.84%
2011	rr_AnnualReturn2011	7.41%
2012	rr_AnnualReturn2012	10.57%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	36.91%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(18.84%)
1 Year	rr_AverageAnnualReturnYear01	10.57%
5 Years	rr_AverageAnnualReturnYear05	10.59%
10 Years	rr_AverageAnnualReturnYear10	10.95%
Yacktman Focused Fund - Service & Institutional Class | Yacktman Focused Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Redemption/Exchange Fee (as a percentage of the amount redeemed, if applicable,)	rr_RedemptionFeeOverRedemption	2.00%	[1]
Management Fee	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.06%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.07%	[3]
1 Year	rr_ExpenseExampleYear01	109
3 Years	rr_ExpenseExampleYear03	340
5 Years	rr_ExpenseExampleYear05	590
10 Years	rr_ExpenseExampleYear10	1,306
Yacktman Focused Fund - Service & Institutional Class | Yacktman Focused Fund | Return After Taxes on Distributions | Service Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.37%
5 Years	rr_AverageAnnualReturnYear05	10.20%
10 Years	rr_AverageAnnualReturnYear10	10.02%
Yacktman Focused Fund - Service & Institutional Class | Yacktman Focused Fund | Return After Taxes on Distributions and Sale of Fund Shares | Service Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.12%
5 Years	rr_AverageAnnualReturnYear05	9.12%
10 Years	rr_AverageAnnualReturnYear10	9.42%
Yacktman Focused Fund - Service & Institutional Class | Yacktman Focused Fund | S&P 500® Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.00%
5 Years	rr_AverageAnnualReturnYear05	1.66%
10 Years	rr_AverageAnnualReturnYear10	7.10%

[1]	within 60 days of purchase
[2]	"Other Expenses" have been adjusted as necessary from amounts incurred during the Predecessor Yacktman Focused Fund's (as defined below) most recent fiscal period to reflect current fees and expenses.
[3]	Other Expenses do not include extraordinary expenses as determined under generally accepted accounting principles. If extraordinary expenses had been included, Other Expenses would have been 1.25% and 1.07%, respectively.